Non-financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount Rate | One Percentage Point Decrease
Statement [Line Items]
Effect On The Benefit Obligation	$ 410,034	$ 265,892
Discount Rate | One Percentage Point Increase
Statement [Line Items]
Effect On The Benefit Obligation	(350,370)	(226,723)
Annual Salary Assumed | One Percentage Point Decrease
Statement [Line Items]
Effect On The Benefit Obligation	(332,425)	(215,142)
Annual Salary Assumed | One Percentage Point Increase
Statement [Line Items]
Effect On The Benefit Obligation	$ 381,662	$ 247,672